8. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Common stock shares issued	301,294,892	301,294,892	279,865,011	210,850,519
Common stock shares outstanding	301,294,892	301,294,892	279,865,011	210,850,519
Stock based compensation	$ 108,353	$ 218,581
Stock issued for future services rendered, shares		21,500,000